Atlas Funds
Atlas Assets, Inc.

Supplement dated August 30, 2002 to Prospectus dated May 1, 2002

At a meeting of the Stockholders of Atlas Balanced Fund and Atlas Strategic Growth Fund held on August 30, 2002, a new investment sub-advisory agreement was approved appointing Madison Investment Advisors, Inc. ("Madison") of Madison Wisconsin as sub-adviser to those funds. Madison replaces OppenheimerFunds, Inc. as sub-adviser to those funds. The information in this Supplement revises the Prospectus for the Atlas Funds to reflect this change as follows:

On page 20, the second paragraph in column one is amended to read as follows:

"Atlas Advisers provides portfolio management services to the Fund of Funds, Money Market Fund, U.S. Government and Mortgage Securities Fund and the U.S. Treasury Money Fund. It supervises provision of similar services to the other Atlas Funds by professional investment management firms which in this case are called "sub-advisers." The sub-adviser to the municipal funds is Boston Safe Advisors, Inc., located at One Boston Place, Boston Massachusetts 02108. The sub-adviser to Emerging Growth Fund, Global Growth Fund, Growth and Income Fund and the Strategic Income Fund is OppenheimerFunds, Inc., located at 498 Seventh Avenue, New York, New York, 10018. The sub-adviser to the Balanced Fund and the Strategic Growth Fund is Madison Investment Advisers, Inc., located at 550 Science Drive, Madison Wisconsin 53711. The Sub-Adviser to the Value Fund is Pilgrim Baxter & Associates, Ltd., located at 1400 Liberty Ridge Drive, Wayne, Pennsylvania 19087. And finally, the sub-adviser to the S&P 500 Index Funds is Barclays Global Fund Advisors located at 45 Fremont Street, San Francisco, California 94105.



-----------------------------------------------------------------------------------------------
Fund Name                                                 Sub-Adviser
-----------------------------------------------------------------------------------------------
Balanced Fund                                             Madison Investment Advisers, Inc.
-----------------------------------------------------------------------------------------------
Emerging Growth Fund                                      OppenheimerFunds, Inc.
-----------------------------------------------------------------------------------------------
Fund of Funds                                             None
-----------------------------------------------------------------------------------------------
Global Growth Fund                                        OppenheimerFunds, Inc.
-----------------------------------------------------------------------------------------------
Growth and Income Fund                                    OppenheimerFunds, Inc.
-----------------------------------------------------------------------------------------------
S&P 500 Index Fund                                        Barclays Global Fund Advisers
-----------------------------------------------------------------------------------------------
Strategic Growth Fund                                     Madison Investment Advisers, Inc.
-----------------------------------------------------------------------------------------------
California Municipal Bond Fund                            Boston Safe Advisors, Inc.
-----------------------------------------------------------------------------------------------
National Municipal Bond Fund                              Boston Safe Advisors, Inc.
-----------------------------------------------------------------------------------------------
Strategic Income Fund                                     OppenheimerFunds, Inc.
-----------------------------------------------------------------------------------------------
Value Fund                                                Pilgrim, Baxter & Associates, Ltd.
-----------------------------------------------------------------------------------------------
U.S. Government & Mortgage Securities Fund                None
-----------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
California Municipal Money Fund                  Atlas Advisers, Inc.         Boston Save Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------
Money Market Fund                                Atlas Advisers, Inc.         None
-------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Fund                         Atlas Advisers, Inc.         None
-------------------------------------------------------------------------------------------------------------------


*Atlas Advisors, Inc. is the primary advisor for all the funds listed in the table above

On page 20, the second paragraph in column two regarding Mr Amberger is deleted.

On page 20, the first full paragraph in column three regarding the Strategic Growth Fund is deleted.

On page 21, the following paragraph is added at the end of column one:

"The Balanced Fund and Strategic Growth Fund are managed by the Equity Team and the Fixed Income Team, as appropriate, of Madison Investment Advisers, Inc."


     The table below replaces in its entirety, the "Past Performance" table for the S&P 500 Index Fund found on page 8.


PAST PERFORMANCE

The following information shows how total return has varied over time. Past performance is no guarantee of future results.


YEAR-BY-YEAR TOTAL RETURN - AS OF 12/31 EACH YEAR (%)

[CHART]
'01     -12.4

BEST QUARTER:           Q4 '01              10.57%
WORST QUARTER:          Q3 '01             -14.82%


AVERAGE ANNUAL TOTAL RETURN - AS OF 12/31/01

                                                   INCEPTION
                                         1 YEAR    (8/16/00)
RETURN BEFORE TAXES                      -12.36%    -16.26%

RETURN AFTER TAXES(1)
ON DISTRIBUTIONS                         -12.57%    -16.45%

RETURN AFTER TAXES(1)
ON DISTRIBUTIONS AND
SALE OF FUND SHARES                       -7.53%    -13.01%

S&P 500 INDEX                            -11.88%    -15.94%

(1) SEE NOTE ON PAGE 26 UNDER "TAXES."

FOR PERFORMANCE, GO TO www.atlasfunds.com OR CALL 1-800-933-ATLAS